Other Liabilities, Provisions, Contingencies and Commitments	12 Months Ended
Dec. 31, 2021
IFRS Text Block [Abstract]
Other Liabilities, Provisions, Contingencies and Commitments

Note 26. Other Liabilities, Provisions, Contingencies and Commitments

26.1 Other current financial liabilities

	December 31,		December 31,
	2021		2020
Sundry creditors	Ps.	12,873	Ps.	11,895
Derivative financial instruments (see Note 21)		138		1,127
Others		186		3
Total	Ps.	13,197	Ps.	13,025

26.2 Provisions and other non-current liabilities

	December 31,		December 31,
	2021		2020
Contingencies	Ps.	5,589	Ps.	6,303
Payable taxes		662		651
Others		2,409		2,586
Total	Ps.	8,660	Ps.	9,540

26.3 Other non-current financial liabilities

	December 31,		December 31,
	2021		2020
Derivative financial instruments (see Note 21)	Ps.	1,635	Ps.	3,743
Security deposits		729		1,279
Total	Ps.	2,364	Ps.	5,022

26.4 Provisions recorded in the consolidated statement of financial position

The Company has various loss contingencies and has recorded reserves as other liabilities for those legal proceedings for which it believes an unfavorable resolution is probable. Most of these contingencies are the result of the Company’s business acquisitions. The following table presents the nature and amount of the contingencies recorded as of December 31, 2021 and 2020:

	December 31,		December 31,
	2021		2020
Indirect taxes	Ps.	2,845	Ps.	3,153
Labor		1,807		1,857
Legal		937		1,293
Total (1)	Ps.	5,589	Ps.	6,303
(1)As it is customary in Brazil, the Company is required to guarantee tax, legal and labor contingencies by guarantee deposits. See Note 14.

26.5 Changes in the balance of provisions recorded

26.5.1 Indirect taxes

	December 31,		December 31,		December 31,
	2021		2020		2019
Balance at beginning of the period	Ps.	3,153	Ps.	5,062	Ps.	5,421
Penalties and other charges		77		—		1
New contingencies		314		489		486
Cancellation and expiration		(77)		(153)		(247)
Payments		(237)		(218)		(174)
Reversal of indemnifiable items (1)		—		(1,177)		—
Effects of changes in foreign exchange rates		(385)		(850)		(425)
Balance at end of the period	Ps.	2,845	Ps.	3,153	Ps.	5,062
(1)This amount includes Ps. 899 of certain tax contingencies that expired and are payable to the former shareholders of Spaipa (acquired in 2013).

26.5.2 Labor

	December 31,		December 31,		December 31,
	2021		2020		2019
Balance at beginning of the period	Ps.	1,857	Ps.	2,455	Ps.	2,601
Penalties and other charges		309		233		293
New contingencies		526		249		521
Contingencies added in the business combination		—		—		44
Cancellation and expiration		(445)		(61)		(283)
Payments		(360)		(592)		(500)
Effects of changes in foreign exchange rates		(80)		(427)		(221)
Balance at end of the period	Ps.	1,807	Ps.	1,857	Ps.	2,455

26.5.3 Legal

	December 31,		December 31,		December 31,
	2021		2020		2019
Balance at beginning of the period	Ps.	1,293	Ps.	1,337	Ps.	1,906
Penalties and other charges		68		8		94
New contingencies		35		362		213
Contingencies added in the business combination		—		—		77
Cancellation and expiration		(364)		(141)		(542)
Payments		(97)		(111)		(318)
Effects of changes in foreign exchange rates		2		(162)		(93)
Balance at end of the period	Ps.	937	Ps.	1,293	Ps.	1,337

While provision for all claims has already been made, the actual outcome of the disputes and the timing of the resolution cannot be estimated by the Company at this time.

26.6 Unsettled lawsuits

The Company has entered into several proceedings with its labor unions, tax authorities, and other parties that primarily involve Coca-Cola FEMSA and its subsidiaries. These proceedings have resulted in the ordinary course of business and are common to the industry in which the Company operates. The aggregate amount being claimed against the Company resulting from such proceedings as of December 31, 2021 is Ps. 108,481. Such contingencies were classified by internal legal counsel as less than probable but more than remote of being settled against the Company. However, the Company believes that the ultimate resolution of such several proceedings will not have a material effect on its consolidated financial position or result of operations.

Included in this amount Coca-Cola FEMSA has tax contingencies, most of which are related to its Brazilian operations, with loss expectations assessed by management and supported by the analysis of legal counsel considered as “possible”. The main “possible” contingencies of Brazilian operations amount to approximately Ps. 55,288. This refers to various tax disputes related primarily to: (i) Ps. 8,573 of credits for ICMS (“VAT”); (ii) Ps. 30,821 related to tax credits of “IPI” over raw materials acquired from Free Trade Zone Manaus; (iii) claims of Ps. 4,766 related to compensation of federal taxes not approved by the IRS (Tax authorities); (iv) Ps. 8,549 related to the amortization of goodwill generated in acquisition operations; and (v) Ps. 2,579 relating to liability over the operations of a third party, former distributor, in the period from 2001 to 2003. Coca-Cola FEMSA is defending its position in these matters and the final decision is pending in court.

After conducting a thorough analysis, during 2021 Coca-Cola FEMSA has decided to reverse its temporary decision to suspend tax credits on concentrate purchased from the Manaus Free Trade Zone in Brazil. As a result, Coca-Cola FEMSA was recognized an extraordinary benefit of Ps. 1,083 million in the cost of good sold equivalent to the accumulated credit suspended since 2019 and until the first quarter of 2021. This decision was supported by recent developments and opinions from external advisors.

In recent years in its Mexican and Brazilian territories, Coca-Cola FEMSA has been requested to present certain information regarding possible monopolistic practices. These requests are commonly generated in the ordinary course of business in the soft drink industry where the subsidiaries operate. The Company does not expect any material liability to arise from these contingencies.

26.7 Collateralized contingencies

As is customary in Brazil, Coca-Cola FEMSA has been required by the tax authorities there to collateralize tax contingencies currently in litigation amounting to Ps. 10,721, Ps. 7,342 and Ps. 10,471 as of December 31, 2021, 2020 and 2019, respectively, by pledging fixed assets and entering into available lines of credit covering the contingencies, see Note 14. Also, as disclosed in Note 9.2, there is some restricted cash in Brazil related to current deposits to fulfill the collateral requirements for accounts payable.

26.8 Commitments

The Company has firm commitments for the purchase of property, plant and equipment of Ps. 726, Ps. 432 and Ps. 556 as of December 31, 2021, 2020, and 2019 respectively.